Income Taxes - Schedule of Loss Before Income Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal	$ (221,614)	$ (160,042)
Foreign	923	2,355
Loss before provision for income taxes	$ (220,691)	$ (157,687)